Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Allocation of net income (loss)	$ (3,060,705)	$ (610,725)	$ (4,345,697)	$ 2,733,787
Basic weighted average number of shares of common stock outstanding	1,300,165	20,662,249	1,769,140	22,293,390	17,420,341	19,931,507
Basic and diluted net loss per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12	$ 0.1	$ (0.06)
Class A – Private placement shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Allocation of net income (loss)	$ (13,041,658)	$ (15,961)	$ (10,763,684)	$ 66,219
Basic weighted average number of shares of common stock outstanding	5,540,000	540,000	4,381,912	540,000	540,000	430,521
Basic and diluted net loss per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12	$ 0.1	$ (0.06)
Class B Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Basic weighted average number of shares of common stock outstanding					6,250,000
Basic and diluted net loss per share of common stock					$ 0.1
Class B Common stock [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Allocation of net income (loss)	$ (2,942,612)	$ (184,734)	$ (5,915,203)	$ 766,423
Basic weighted average number of shares of common stock outstanding	1,250,000	6,250,000	2,408,088	6,250,000		6,097,945
Basic and diluted net loss per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12		$ (0.06)